Provisions - Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Contractual disputes	€ 118.2	€ 88.9
Obligations from onerous CMO contracts	80.2	235.5
Other	79.7	51.4
Total	278.1	375.8
Total current	269.3	367.2
Total non-current	€ 8.8	€ 8.6